Equity - Follow-on public offering (Details) € in Thousands	1 Months Ended				12 Months Ended
	Feb. 28, 2023 EUR (€) shares	Feb. 28, 2023 $ / shares	Feb. 28, 2021 EUR (€) shares	Feb. 28, 2021 $ / shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2021 EUR (€)
Issued Capital and Reserves
Proceeds from issuing shares					€ 235,840	€ 404,062
Closing of public offering of common shares
Issued Capital and Reserves
Capital increase (in shares) | shares	27,027,028		5,000,000
Weighted average share price | $ / shares		$ 9.25		$ 90.00
Proceeds from issuing shares	€ 219,832		€ 426,652
Share issue related cost	€ 14,580		€ 22,590
Over-Allotment Option
Issued Capital and Reserves
Capital increase (in shares) | shares			750,000